RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2019 CAD ($) $ / shares shares	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)
Disclosure of transactions between related parties [line items]
Related party payables					$ 351,205		$ 692,100
Related Party Loan [Member]
Disclosure of transactions between related parties [line items]
Interest expense				$ 549,717	702,495	$ 262,994	352,439
Unpaid interest and loan penalties					$ 168,741		$ 562,260
Penalties		$ 160,000	$ 212,312
Interest accrued added to principal balance of loans		$ 395,259						$ 539,236
Loss on extinguishment			$ 212,312
Related Party Share Purchase Warrants [Member]
Disclosure of transactions between related parties [line items]
Share purchase warrants agreed to issue | shares	2,381,301
Fair value of warrants	$ 180,714
Warrants exercisable price | $ / shares	$ 0.09
Warrant term	5 years
Loss on extinguishment	$ 180,714